Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Liquidity and Going Concern [Line Items]
Net loss	$ (11,701,941)	$ (3,584,213)	$ (4,363,221)
Net cash used in operating activities	(7,695,530)	(3,113,576)	$ (4,001,687)
Accumulated deficit	(36,903,057)	(25,201,116)
Cash	$ 14,192,455	$ 2,419,115
Ordinary shares, par value	$ 0.00001	$ 0.00001
Net proceeds	$ 18,620,000
Ordinary Shares [Member]
Liquidity and Going Concern [Line Items]
Ordinary shares, par value	$ 0.00001
Purchase price per share	$ 20.3
Sales of shares	985,222